November 2, 2018

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, NE

Washington, D.C.  20549

            Re:       BNY Mellon Funds Trust (the "Registrant")

                        1933 Act File No.: 333-34844

                        1940 Act File No.: 811-09903

                        CIK No.: 0001111565

Dear Sir/Madam:

Transmitted for filing is Form N-CSR for the above-referenced Registrant for the annual period ended August 31, 2018.

Please direct any questions or comments to the attention of the undersigned at (212) 922-4219.

Sincerely,

/s/ Teresa X. Vu

Teresa X. Vu

Analyst/Paralegal

Enclosure